UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 May 5, 2004

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$1,284,566

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    52235  1301336 SH       SOLE                  1275096             26240
                                                              4216   105050 SH       OTHER                  100310              4740
ALLSTATE CORP                  COM              020002101      390     8600 SH       SOLE                     8600
                                                              1363    30000 SH       OTHER                   30000
AMERICAN INTL GROUP INC        COM              026874107    60710   850880 SH       SOLE                   834120             16760
                                                              5511    77245 SH       OTHER                   76639               606
AUTOMATIC DATA                 COM              053015103    47957  1141837 SH       SOLE                  1118707             23130
                                                              4109    97837 SH       OTHER                   87137             10700
AVON PRODUCTS, INC.            COM              054303102    54038   712257 SH       SOLE                   697637             14620
                                                              4574    60297 SH       OTHER                   58097              2200
BANK NEW YORK INC              COM              064057102    53545  1699872 SH       SOLE                  1668152             31720
                                                             12127   384988 SH       OTHER                  248488            136500
BIOMET INC                     COM              090613100    46672  1216687 SH       SOLE                  1188582             28105
                                                              4022   104862 SH       OTHER                  104162               700
CARDINAL HEALTH INC            COM              14149Y108    51677   750038 SH       SOLE                   732448             17590
                                                              4215    61190 SH       OTHER                   60410               780
CINTAS CORP                    COM              172908105    49274  1133017 SH       SOLE                  1115037             17980
                                                              4433   101933 SH       OTHER                   93785              8148
COCA COLA                      COM              191216100      286     5700 SH       SOLE                     5700
                                                               369     7355 SH       OTHER                    7355
COLGATE PALMOLIVE CO           COM              194162103    41895   760351 SH       SOLE                   753186              7165
                                                              3624    65773 SH       OTHER                   64373              1400
COSTCO WHOLESALE CORP NEW      COM              22160K105    48583  1291775 SH       SOLE                  1265090             26685
                                                              3686    98023 SH       OTHER                   97323               700
DELL INC.                      COM              24702R101    49618  1475859 SH       SOLE                  1451614             24245
                                                              4043   120285 SH       OTHER                  119385               900
EMC CORP-MASS                  COM              268648102    36246  2663245 SH       SOLE                  2611305             51940
                                                              2209   162330 SH       OTHER                  160530              1800
FISERV, INC.                   COM              337738108    47906  1339301 SH       SOLE                  1313081             26220
                                                              3876   108370 SH       OTHER                  107620               750
GENERAL ELECTRIC CO            COM              369604103    40089  1313549 SH       SOLE                  1307929              5620
                                                              3803   124621 SH       OTHER                  124396               225
GENTEX CORP                    COM              371901109    39119   902000 SH       SOLE                   881205             20795
                                                              3465    79900 SH       OTHER                   79600               300
HARLEY-DAVIDSON INC            COM              412822108    60156  1127793 SH       SOLE                  1104093             23700
                                                              5257    98567 SH       OTHER                   94367              4200
INTEL CORP                     COM              458140100    54457  2002118 SH       SOLE                  1972588             29530
                                                              7528   276783 SH       OTHER                  241983             34800
JOHNSON & JOHNSON              COM              478160104    44144   870362 SH       SOLE                   849522             20840
                                                              5349   105480 SH       OTHER                   94180             11300
MEDTRONIC INC                  COM              585055106    48508  1015890 SH       SOLE                   994220             21670
                                                              4262    89269 SH       OTHER                   88869               400
MERCK & CO INC                 COM              589331107       61     1401 SH       SOLE                     1401
                                                               256     5800 SH       OTHER                    5000               800
MICROSOFT CORP                 COM              594918104    54310  2178532 SH       SOLE                  2145367             33165
                                                              8493   340712 SH       OTHER                  299112             41600
MOLEX INC CL A                 COM              608554200    41387  1588786 SH       SOLE                  1556717             32069
                                                              3471   133267 SH       OTHER                  132636               631
OMNICOM GROUP INC              COM              681919106    48561   605125 SH       SOLE                   593710             11415
                                                              3683    45895 SH       OTHER                   45695               200
PATTERSON DENTAL CO            COM              703412106    50110   731333 SH       SOLE                   720983             10350
                                                              4172    60895 SH       OTHER                   60595               300
STATE STREET CORP              COM              857477103    46940   900455 SH       SOLE                   885175             15280
                                                              3545    68006 SH       OTHER                   67806               200